GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 96.2%	Value
	Electrification: 21.8%
6,152	Amphenol Corp.	$777,305
7,569	APTIV PLC*	525,591
14,166	Infineon Technologies AG	640,820
21,690	Johnson Matthey PLC	546,437
1,849	LG Chem Ltd.	381,754
2,646	NXP Semiconductors NV	520,892
15,646	Sensata Technologies Holding	551,052
		3,943,851
	Energy Efficiency: 19.6%
6,764	AECOM	573,722
10,448	Ameresco*	266,424
28,108	Atlas Copco AB	496,759
1,344	Carlisle Cos Inc.	448,385
3,555	Owens Corning	384,722
12,182	Spie SA	610,908
1,836	Trane Technologies PLC	765,135
		3,546,055
	Renewable Energy Generation: 16.9%
583,000	China Longyuan Power Group Corp. - H Shares	533,136
41,027	Iberdrola SA	936,187
9,728	Nextera Energy Inc.	903,537
6,060	Ormat Technologies Inc.	678,235
		3,051,095
	Renewable Equipment Manufacturing: 37.9%
17,848	Canadian Solar Inc.*	247,195
2,231	Eaton Corp PLC	797,962
3,830	Enphase Energy Inc.*	144,812
2,778	First Solar Inc.*	547,988
1,755	Hubbell Inc.	861,249
5,270	Itron Inc.*	472,350
5,278	Legrand SA	818,593
6,670	Prysmian SpA	780,932
2,824	Schneider Electric SE	765,443
2,787	Siemens AG	679,767

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 96.2%	Value
16,383	Vestas Wind Systems A/S	$484,799
690,200	Xinyi Solar Holdings Ltd.	259,351
		6,860,441

	Total Common Stock	17,401,442
	(cost $18,169,584)

	Total Investments in Securities	17,401,442
	(cost $18,169,584): 96.2%

	Other Assets in Excess of Liabilities: 3.8%	679,960

	Net Assets: 100.0%	$18,081,402

*	Non-income producing security.

PLC - Public Limited Company